Commitments	12 Months Ended
Dec. 31, 2011
Commitments [Abstract]
Commitments

Note 14 - Commitments

The Association is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the consolidated statements of financial condition. The contract or notional amounts of those instruments reflect the extent of involvement the Association has in particular classes of financial instruments.

The Association's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual notional amount of those instruments. The Association uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. The total commitment amounts do not necessarily represent future cash requirements. The Association evaluates each customer's creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Association upon extension of credit, is based on management's credit evaluation of the counterparty. Collateral held varies but primarily includes residential and income-producing real estate.

The Association has outstanding various commitments to originate or purchase loans as follows:

	December 31,
	2011	2010
Mortgage loans	$405,000	$2,244,000
Secured credit cards	136,223	131,000

	$541,223	$2,375,000

At December 31, 2011, the outstanding mortgage loan commitments included $405,000 for fixed interest rates at 4.75%.

At December 31, 2010, the outstanding mortgage loan commitments included $1,644,000 for fixed interest rates ranging from 4.25% to 5.75% and $600,000 for adjustable interest rates at 5.50%.

Rentals, including related expenses, under long-term operating leases for certain branch offices amounted to approximately $201,000 and $116,000 for the years ended December 31, 2011 and 2010, respectively. At December 31, 2011, the minimum rental commitments under all noncancellable leases with initial or remaining terms of more than one year are as follows:

Year Ended December 31,	Amount
2012	$284,699
2013	290,396
2014	296,201
2015	302,125
2016	308,930
Thereafter	1,487,513

The Company and the Association also have, in the normal course of business, commitments for services and supplies. Management does not anticipate losses on any of these transactions.